Prepayment and Other Current Assets, Net (Details) - Schedule of Prepayments and Other Current Assets ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Prepayments and Other Current Assets [Abstract]
Deductible VAT	¥ 355		¥ 382		¥ 1,625
Deposits			6,592		7,984
Receivables due from third-party online payment platforms			640		1,197
Staff advances	195		1,111		1,336
Prepaid promotion expenses					40,295
Receivable from borrowers for the guarantee payment to commercial bank	18,212		18,218		14,857
Others	2,199		12,318		11,047
Less: provisions for prepayment and other current assets	(18,212)		(23,275)		(31,733)
Total prepayment and other current assets, net	¥ 8,097	$ 1,114	¥ 15,986	$ 2,251	¥ 46,608